Employee Benefits - Schedule Of Fair Value Of Defined Benefit Plans (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Fair value of plan assets	€ (1,354)	€ (1,430)
Defined-benefit plans in Austria	17,972	15,128	€ 18,464
AUSTRIA
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Fair value of plan liabilities	12,660	11,612
Fair value of plan assets	(1,354)	(1,430)
Defined-benefit plans in Austria	€ 11,306	€ 10,182